Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Consolidated Capital

Consolidated capital

As at December 31,	2017	2016
Total equity	$42,163	$42,823
Adjusted for AOCI loss on cash flow hedges	(109)	(232)
Total equity excluding AOCI on cash flow hedges	42,272	43,055
Qualifying capital instruments	8,387	7,180
Total capital	$50,659	$50,235